EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Amount of options	3,878,495
Granted, Amount of options	340,000
Exercised, Amount of options	(1,225,368)
Expired and forfeited, Amount of options	(197,046)
Outstanding, Amount of options	2,796,081	3,878,495
Exercisable, Amount of options	1,817,761
Outstanding, Weighted average exercise price	$ 2.57
Granted, Weighted average exercise price	$ 7.61
Exercised, Weighted average exercise price	$ 1.81
Expired and forfeited, Weighted average exercise price	$ 2.85
Outstanding , Weighted average exercise price	$ 3.49	$ 2.57
Exercisable, Weighted average exercise price	$ 2.27
Outstanding, Weighted average remaining contractual life (in years)	3 years 25 days	3 years 4 months 17 days
Exercisable, Weighted average remaining contractual life (in years)	2 years 2 months 26 days
Outstanding, Aggregate intrinsic value	$ 19,949
Outstanding, Aggregate intrinsic value	10,957	19,949
Exercisable, Aggregate intrinsic value	$ 9,277